Accrued Expenses and Other Liabilities	12 Months Ended
Jun. 30, 2024
Accrued Expenses and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES

NOTE 7 — ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As of June 30,
	2024	2023
Payroll and welfare payable	$45,257	$30,534
Other current liabilities	106,940	114,515
Total	$152,197	$145,049